Consolidated Statements of Comprehensive Income - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement
Revenue	kr 10,111	kr 5,366	kr 3,025
Research and development expenses	(3,137)	(2,386)	(1,431)
General and administrative expenses	(661)	(342)	(214)
Operating expenses	(3,798)	(2,728)	(1,645)
Operating result	6,313	2,638	1,380
Finance income	1,149	228	243
Finance expenses	(1,558)	(7)	(11)
Net result before tax	5,904	2,859	1,612
Corporate tax	(1,146)	(693)	(140)
Net result	kr 4,758	kr 2,166	kr 1,472
Basic net result per share	kr 73.00	kr 34.40	kr 24.03
Diluted net result per share	kr 72.21	kr 34.03	kr 23.73
Statement of Comprehensive Income
Net result	kr 4,758	kr 2,166	kr 1,472
Amounts which may be re-classified to the income statement:
Adjustment of foreign currency fluctuations on subsidiaries	(44)	6	10
Total comprehensive income	kr 4,714	kr 2,172	kr 1,482